DoubleLine Flexible Income Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.8%
2,869,231	Castlelake Aircraft Securitization Trust, Series 2018-1-B	5.30%	^	06/15/2043	1,946,237
2,454,942	Castlelake Aircraft Securitization Trust, Series 2019-1A-C	6.90%	^	04/15/2039	1,526,210
6,250,000	ExteNet Issuer LLC, Series 2019-1A-C	5.22%	^	07/26/2049	5,973,009
1,706,388	GAIA Aviation Ltd., Series 2019-1-C	7.00%	^§	12/15/2044	928,205
4,398,911	Harley Marine Financing LLC, Series 2018-1A-A2	5.68%	^	05/15/2043	3,644,445
2,667,495	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	2,619,095
4,350,000	Hertz Vehicle Financing II LP, Series 2019-2A-B	3.67%	^	05/25/2025	4,202,289
950,000	Hertz Vehicle Financing LP, Series 2018-1A-B	3.60%	^	02/25/2024	920,223
1,856,589	Horizon Aircraft Finance Ltd., Series 2019-1-C	6.90%	^	07/15/2039	1,071,411
1,945,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	1,786,459
1,134,247	JOL Air Ltd., Series 2019-1-B	4.95%	^	04/15/2044	725,842
4,885,633	Mosaic Solar Loan Trust, Series 2018-1A-C	0.00%	^P/O	06/22/2043	3,913,322
1,875,000	Mosaic Solar Loan Trust, Series 2020-1A-C	4.47%	^	04/20/2046	1,881,769
8,797	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	8,823
120,006	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	120,448
500,000	SoFi Consumer Loan Program Trust, Series 2017-1-B	4.73%	#^	01/26/2026	505,943
149,698	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	150,123
467,175	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	471,970
2,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	1,999,048
1,853,547	Sunnova Helios Issuer LLC, Series 2019-AA-B	4.49%	^	06/20/2046	1,738,577
2,910,000	Taco Bell Funding LLC, Series 2016-1A-A2II	4.38%	^	05/25/2046	2,935,123
4,838,934	Vivint Colar Financing LLC, Series 2018-1A-A	4.73%	^	04/30/2048	4,553,842
8,290,487	Wave LLC, Series 2019-1-C	6.41%	^	09/15/2044	4,288,826
1,334,375	Willis Engine Structured Trust, Series 2018-A-A	4.75%	^§	09/15/2043	1,010,261
4,365,912	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61%	^	10/15/2038	4,007,178

Total Asset Backed Obligations (Cost $63,201,339)					52,928,678

Bank Loans - 5.0%
704,159	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		11/19/2026	669,039
299,269	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.92%		02/27/2025	285,864
252,076	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.19%		10/13/2025	241,152
115,446	Advanced Drainage Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.44%		07/31/2026	112,705
227,088	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.19%		01/05/2026	220,275
257,724	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		04/22/2024	213,856
371,041	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.07%		08/01/2025	357,127
278,451	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.50%		04/04/2024	269,953
406,272	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.44%		05/09/2025	388,244
348,250	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%)	4.43%		07/10/2026	339,011
324,123	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/13/2024	284,860
150,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	130,750
349,184	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	2.93%		07/31/2024	330,526
75,000	Amentum Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		02/01/2027	73,843
75,000	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		01/29/2027	57,600
445,408	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		12/15/2023	361,153
	American Tire Distributors, Inc., Senior Secured First Lien Term Loan
179,977	(1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	120,327
22,199	(3 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	14,842
370,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		03/11/2025	351,461
169,575	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		01/15/2027	160,434
144,885	Arctic Glacier, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		03/20/2024	123,288
349,123	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		02/12/2027	334,940
20,904	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		11/04/2024	20,242
102,881	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.68%		08/04/2025	102,624
181,417	Athenahealth, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	5.31%		02/11/2026	176,428
249,260	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		02/27/2026	219,349
168,551	Avantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	3.25%		11/21/2024	164,653
267,126	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.43%		12/16/2024	247,492
180,684	Azalea TopCo, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	4.26%		07/24/2026	175,264
237,647	Bass Pro Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	6.07%		09/25/2024	229,583
316,000	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.94%		11/27/2025	306,389
107,273	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.19%		06/02/2025	104,565
53,400	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		10/03/2022	52,201
300,923	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		06/16/2025	278,603
375,926	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		09/30/2024	361,203
	Brand Energy & Infrastructure Services, Inc., Senior Secured First Lien Term Loan	5.29%
129,942	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.29%		06/21/2024	119,437
112,674	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.64%		06/21/2024	103,567
1,268	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	1,166
365,290	Brazos Delaware LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.19%		05/21/2025	251,139
252,179	Bright Bidco B.V., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.57%		06/28/2024	112,221
244,388	Buckeye Partners LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.92%		11/02/2026	234,917
140,000	Caesars Resort, Senior Secured First Lien Term Loan	4.68%	±	06/19/2025	132,016
49,625	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.18%		08/12/2026	47,848
341,648	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.18%		10/30/2026	331,773
376,669	Capri Acquisitions BidCo Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.76%		11/01/2024	362,544
185,000	Carnival Corporation, Senior Secured First Lien Term Loan	8.50%	±	06/30/2025	178,988
219,041	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.25%		05/18/2026	217,491
236,857	Cengage Learning, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/07/2023	193,038
238,800	CenturyLink, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		03/15/2027	225,981
589,778	CEOC LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		10/04/2024	587,843
220,823	Charter NEX US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.43%		05/16/2024	212,321
188,010	CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.07%		06/07/2023	181,766
346,562	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		03/31/2025	330,967
177,246	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		10/02/2024	175,599
74,438	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	4.26%		08/21/2026	67,887
223,142	ClubCorporationHoldings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	3.06%		09/18/2024	190,404
292,484	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/20/2024	281,028
89,563	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	84,581
110,000	Conservice Midco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	4.56%		05/13/2027	107,525
235,000	Cornerstone OnDemand, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	5.35%		04/22/2027	231,623
168,446	Covia Holdings Corporation, Senior Secured First Lien Term Loan (1 Week LIBOR USD + 3.75%, 1.00% Floor)	5.39%		06/02/2025	96,699
252,468	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		07/17/2025	239,726
133,313	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		01/15/2026	126,707
315,350	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	7.25%		01/04/2022	303,788
360,962	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	3.93%		11/29/2024	313,135
114,105	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		03/17/2025	111,039
295,987	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		05/01/2024	227,509
44,775	Dealer Tire LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.42%		12/12/2025	42,909
305,000	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		04/09/2027	297,248
388,334	DentalCorporationPerfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		06/06/2025	348,044
267,939	Diamond B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.76%		09/06/2024	247,397
79,400	Diamond Sports Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		08/24/2026	65,009
155,174	Digicel International Finance Ltd., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%)	4.25%		05/27/2024	131,200
174,563	DigiCert Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.18%		10/16/2026	169,398
376,798	Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	4.18%		02/06/2026	368,084
145,344	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		04/06/2026	125,178
78,142	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.95%		04/06/2026	67,300
54,855	Dynatrace LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	2.43%		08/22/2025	53,667
295,834	EAB Global, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	4.89%		11/15/2024	281,418
189,681	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.07%		02/06/2025	178,617
180,000	Elanco Animal Health, Inc., Senior Secured First Lien Term Loan	1.94%	±	02/04/2027	172,125
350,242	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		10/10/2025	232,911
146,926	Equinox Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.07%		03/08/2024	114,589
182,754	ESH Hospitality, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		09/18/2026	174,061
413,546	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/02/2024	405,618
71,709	Exgen Renewables IV LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		11/29/2024	69,737
354,202	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.43%		10/01/2025	346,498
195,000	Flex Acquisition Company Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.43%		12/29/2023	186,886
185,000	Flex Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	4.68%		06/30/2025	174,786
274,172	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		08/01/2024	221,737
296,834	Flexera Software LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.50%		02/26/2025	290,225
34,778	Foresight Energy LLC, Senior Secured First Lien Term Loan	0.00%		09/04/2020	31,300
132,850	Foresight Energy LLC, Senior Secured First Lien Term Loan	9.50%	±	06/30/2027	132,850
6,113	Foresight Energy LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 11.00%, 2.00% Floor)	12.00%		09/04/2020	5,502
60,311	Foresight Energy LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 11.00%, 1.00% Floor)	12.00%		09/04/2020	54,280
470,960	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	7.36%	Ω	03/28/2022	37,677
246,306	Forest City Enterprises L.P., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		12/08/2025	231,527
225,439	Forterra Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/25/2023	219,803
225,000	Froneri US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		01/29/2027	212,204
148,232	Frontdoor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.69%		08/18/2025	144,279
177,867	Frontera Generation Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	5.39%		05/02/2025	110,455
124,688	Gardner Denver, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		03/01/2027	119,155
109,437	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		04/01/2024	105,732
175,000	Gavilan Resources LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%	Ω	03/01/2024	2,187
269,325	Genesee & Wyoming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.31%		12/30/2026	260,044
459,536	Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		12/01/2023	443,946
254,037	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.69%		02/19/2026	227,363
467,254	GOBP Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	3.74%		10/22/2025	450,900
	Golden Nugget, Inc., Senior Secured First Lien Term Loan
183,805	(2 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		10/04/2023	147,503
155,945	(1 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		10/04/2023	125,146
369,657	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	2.93%		10/10/2025	353,715
283,766	GrafTech Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		02/12/2025	277,263
	Granite US Holdings Corporation, Senior Secured First Lien Term Loan
108,057	(6 Month LIBOR USD + 5.25%)	6.32%		09/30/2026	95,090
21,616	(3 Month LIBOR USD + 5.25%)	6.32%		09/30/2026	19,023
601,856	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.67%		01/02/2026	584,592
482,575	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.11%		11/15/2027	465,958
222,031	GTT Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		06/02/2025	165,252
	Gulf Finance LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)
131,235	(3 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		08/25/2023	85,850
217,147	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		08/25/2023	142,049
176,634	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		08/18/2023	170,526
108,202	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		08/05/2024	104,550
412,925	HC Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%	4.68%		08/06/2026	402,257
173,250	Hexion, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.94%		07/01/2026	169,352
293,087	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	3.87%		05/23/2025	280,051
291,560	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	1.93%		06/22/2026	276,148
188,557	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		07/21/2025	175,594
335,362	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.00%		07/01/2024	326,951
106,771	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	7.75%		07/07/2025	105,881
96,750	IAA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.44%		06/29/2026	93,485
152,284	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		05/01/2026	140,990
210,000	Illuminate Buyer LLC, Senior Secured First Lien Term Loan	4.18%	±	06/16/2027	207,218
139,650	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		02/25/2027	134,134
34,204	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan	6.50%	±	07/14/2021	34,813
227,473	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	8.00%		11/27/2023	227,295
241,533	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.07%		11/21/2024	233,510
696,688	IQVIA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	1.93%		01/17/2025	676,226
347,525	IRB Holding Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/05/2025	322,143
238,860	IRI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	4.61%		12/01/2025	227,515
600,393	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		01/02/2026	577,224
563,106	Jaguar Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		08/18/2022	557,475
538,188	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.07%		05/01/2026	516,811
76,176	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/20/2023	47,610
361,469	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.50%		09/21/2026	343,847
214,017	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		02/05/2027	210,362
318,400	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/11/2026	258,700
280,470	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.19%		07/02/2025	270,653
179,794	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/30/2022	169,263
372,608	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		05/15/2023	356,051
393,495	Kronos, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	3.18%		11/01/2023	393,218
107,945	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		03/01/2027	102,432
390,296	Life Time Fitness, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		06/10/2022	349,073
104,466	Lineage Logistics LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/27/2025	101,462
106,271	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		03/24/2025	100,958
346,056	Lower Cadence Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		05/22/2026	309,720
359,279	Lucid Energy Group II Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/18/2025	301,345
283,951	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.56%		03/20/2025	257,066
125,936	McDermott International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	7.25%	Ω	05/12/2025	46,203
45,796	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.61%		08/31/2026	41,740
182,764	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.61%		08/31/2026	166,576
142,466	Messer Industries LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.81%		03/02/2026	136,334
150,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan	6.25%	±	06/25/2027	149,078
361,128	Millennium Trust Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.18%		03/27/2026	335,547
371,387	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.38%		05/14/2026	336,627
75,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.43%		12/01/2025	67,125
179,609	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.68%		11/28/2025	148,290
101,134	Motion Finco LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%)	4.32%		11/12/2026	92,032
13,292	Motion Finco LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%)	4.32%		11/12/2026	12,096
319,130	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		06/07/2023	304,326
169,401	Nascar Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	2.93%		10/19/2026	162,746
119,100	NCR Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.68%		08/28/2026	115,527
210,643	Numericable U.S. LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		08/14/2026	203,383
119,100	ON Semiconductor Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		09/18/2026	114,746
98,500	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		10/24/2025	92,097
180,000	Pacific Gas and Electric Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		06/18/2025	177,120
148,607	Panther BF Aggregator LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		04/30/2026	142,105
305,912	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		09/27/2024	290,904
21,797	Pathway Vet Alliance, Senior Secured First Lien Term Loan	4.17%	±	03/31/2027	21,225
268,203	Pathway Vet Alliance, Senior Secured First Lien Term Loan	4.18%	±	03/31/2027	261,162
109,784	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	2.68%		05/29/2026	104,895
93,810	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	3.00%		10/15/2025	87,985
109,440	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		03/03/2025	98,496
252,462	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.25%		07/24/2026	245,949
180,248	Pisces Midco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.94%		04/12/2025	172,306
230,359	PODS LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		12/06/2024	221,649
212,484	PowerTeam Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		03/06/2025	203,785
150,500	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	6.20%		03/11/2026	137,222
273,625	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		07/31/2026	265,017
65,000	Presidio Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.27%		01/22/2027	62,928
	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan
122,363	(1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	117,967
56,304	(6 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	54,280
56,304	(9 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	54,280
112,603	(12 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	108,557
215,407	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	2.93%		03/07/2025	202,786
109,450	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		02/12/2027	96,042
385,905	Radiate Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		02/01/2024	369,578
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
148,696	(3 Month LIBOR USD + 4.25%)	5.29%		07/09/2025	138,925
173,428	(3 Month LIBOR USD + 4.25%)	5.99%		07/09/2025	162,032
185,961	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	3.93%		11/14/2025	174,890
343,323	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.01%		05/30/2025	332,045
66,566	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.00%, 1.00% Floor)	8.00%		08/31/2020	61,407
383,336	RentPath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%, 1.00% Floor)	7.00%	Ω	12/17/2021	275,736
144,638	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		02/04/2027	139,781
165,260	RPI Intermediate Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		02/11/2027	160,509
199,000	RPI Intermediate Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		02/11/2027	194,440
130,625	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.43%		03/12/2027	127,686
331,921	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		11/01/2024	277,499
243,631	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		12/31/2025	230,754
114,425	ServiceMaster Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		11/05/2026	111,697
353,071	Severin Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		08/01/2025	339,831
585,575	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.69%		09/30/2026	560,688
138,937	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%)	5.32%		06/13/2025	130,253
203,575	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		04/17/2026	188,205
	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan	2.68%
91,805	(3 Month LIBOR USD + 2.50%)	2.68%		01/23/2025	81,477
221,085	(1 Month LIBOR USD + 2.50%)	3.52%		01/23/2025	196,213
338,471	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.36%		06/26/2025	326,484
20,000	Solenis International LP, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	8.86%		06/26/2026	17,495
354,076	Solera LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		03/03/2023	343,133
282,240	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	3.56%		09/30/2022	276,242
339,063	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	332,105
483,108	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		06/27/2025	466,139
166,516	Southern Graphics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		12/30/2022	92,833
368,286	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		04/16/2025	352,761
215,289	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.69%		04/16/2026	186,917
189,181	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.19%		10/01/2025	178,303
198,817	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.81%		07/10/2025	198,107
75,000	STG-Fairway Holdings LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%)	4.57%		01/29/2027	70,422
99,500	Sunshine Luxembourg VII SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.32%		10/01/2026	95,624
375,000	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.83%		03/05/2027	361,138
80,577	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.07%		10/01/2024	76,145
144,496	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.00%)	7.00%		04/01/2025	117,403
193,662	TAMKO Building Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		05/29/2026	186,884
4,454	Tapstone Energy Holdings LLC, Unsecured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%	Þ	04/17/2024	4,454
183,781	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/06/2024	141,972
335,000	Tech Data Corporation, Senior Secured First Lien Term Loan	3.69%	±	07/01/2030	332,488
145,000	Tech Data Corporation, Senior Secured First Lien Term Loan	5.69%	±	07/01/2030	139,925
218,900	Telesat LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		12/07/2026	211,148
124,375	Terrier Media Buyer, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	4.43%		12/17/2026	119,089
320,718	The Edelman Financial Center LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.18%		07/21/2025	307,337
485,000	Thyssenkrupp Elevator, Senior Secured First Lien Term Loan	4.43%	±	06/30/2027	475,300
304,850	TIBCO Software Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		06/30/2026	288,845
35,000	TIBCO Software Inc, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.43%		03/03/2028	33,928
288,326	Titan Acquisition Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.36%		03/28/2025	264,901
	TKC Holdings, Inc., Senior Secured First Lien Term Loan
295,396	(6 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		02/01/2023	277,789
773	(3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		02/01/2023	727
230,000	T-Mobile USA, Inc. (1 Month LIBOR USD + 3.00%)	3.18%		04/01/2027	229,895
106,277	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.93%		11/13/2026	101,959
166,908	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		01/25/2024	113,602
101,353	Travelport Finance SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%)	6.07%		05/29/2026	67,607
193,511	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.07%		10/17/2024	185,207
183,076	UGI Energy Services LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		08/13/2026	177,812
260,000	Ultimate Software Group, Senior Secured First Lien Term Loan	4.75%	±	05/03/2026	257,381
30,000	Ultimate Software Group, Senior Secured First Lien Term Loan	7.50%	±	05/03/2027	30,581
287,825	Ultimate Software Group, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.93%		05/04/2026	279,599
184,068	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.43%		10/22/2025	176,488
79,600	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.18%		07/01/2026	76,590
103,279	Univision Communications, Senior Secured First Lien Term Loan	4.75%	±	03/24/2026	101,360
154,613	Upstream Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.68%		11/20/2026	144,563
590,538	US Foods, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	3.07%		09/14/2026	553,384
155,870	USIC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		12/08/2023	149,050
453,334	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.68%		08/27/2025	439,677
362,489	Vertafore, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		07/02/2025	343,440
595,000	VICI Properties LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.94%		12/20/2024	556,141
132,569	Victory Capital Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	3.94%		07/01/2026	129,007
110,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.68%		01/31/2028	105,339
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
21,600	(1 Month LIBOR USD + 1.75%)	1.94%		12/31/2025	20,900
89,943	(1 Month LIBOR USD + 1.75%)	1.93%		12/31/2025	87,028
154,613	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.43%		02/26/2027	149,781
	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan
278,681	(6 Month LIBOR USD + 3.00%)	4.07%		02/05/2026	265,443
43,177	(3 Month LIBOR USD + 3.00%)	4.07%		02/05/2026	41,126
185,000	Web.Com Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.94%		10/10/2025	175,981
297,754	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.93%		07/31/2026	286,914
342,966	Wink Holdco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/02/2024	329,892
109,450	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.93%		09/30/2026	107,720
50,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.68%		04/28/2028	47,354

Total Bank Loans (Cost $60,032,884)					55,720,953

Collateralized Loan Obligations - 18.8%
250,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	4.72%	^	07/15/2026	238,030
2,500,000	AIMCO, Series 2015-AA-DR (3 Month LIBOR USD + 2.45%, 2.45% Floor)	3.67%	^	01/15/2028	2,314,772
2,000,000	Apidos Ltd., Series 2013-12A-DR (3 Month LIBOR USD + 2.60%)	3.82%	^	04/15/2031	1,731,976
1,500,000	Apidos Ltd., Series 2015-21A-CR (3 Month LIBOR USD + 2.45%, 2.45% Floor)	3.59%	^	07/18/2027	1,365,447
2,500,000	Apidos Ltd., Series 2016-24A-CR (3 Month LIBOR USD + 3.05%)	4.19%	^	10/20/2030	2,219,532
2,500,000	Apidos Ltd., Series 2018-29A-C (3 Month LIBOR USD + 2.75%)	3.74%	^	07/25/2030	2,293,776
1,000,000	Apidos, Series 2020-33A-B (3 Month LIBOR USD + 2.20%)	0.00%	^	07/24/2031	1,000,000
2,500,000	Atrium Corporation, Series 13A-D (3 Month LIBOR USD + 2.70%)	3.74%	^	11/21/2030	2,212,443
1,000,000	Atrium Corporation, Series 14A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	4.13%	^	08/23/2030	933,178
3,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	3.97%	^	05/28/2030	2,825,674
1,500,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	4.09%	^	10/20/2030	1,400,179
1,737,500	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	7.59%	^	10/20/2030	1,493,137
1,250,000	Bain Capital Credit Ltd., Series 2020-2A-B1 (3 Month LIBOR USD + 2.50%, 2.50% Floor)	2.86%	^	07/19/2031	1,247,708
4,000,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	4.04%	^	07/20/2029	3,624,389
2,000,000	Barings Ltd., Series 2019-2A-C (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.07%	^	04/15/2031	1,950,815
3,770,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	4.00%	^	10/22/2030	3,259,073
1,750,000	BlueMountain Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	3.89%	^	07/18/2027	1,555,875
500,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%)	3.74%	^	04/20/2031	423,559
1,000,000	BlueMountain Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.49%	^	11/15/2030	870,818
1,000,000	BlueMountain Ltd., Series 2017-2A-C (3 Month LIBOR USD + 3.00%)	4.14%	^	10/20/2030	906,496
2,000,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%)	4.22%	^	07/15/2030	1,844,427
2,000,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	3.51%	^	01/30/2031	1,779,128
2,000,000	Canyon Capital Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 3.65%)	4.87%	^	04/15/2029	1,839,976
10,000,000	Canyon Capital Ltd., Series 2017-1A-B (3 Month LIBOR USD + 1.70%)	2.92%	^	07/15/2030	9,654,838
2,500,000	Canyon Capital Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	4.12%	^	07/15/2031	2,263,984
1,250,000	Carlyle Global Market Strategies Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.40%)	3.54%	^	01/18/2029	1,080,308
1,500,000	Chenango Park Ltd., Series 2018-1A-C (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.22%	^	04/15/2030	1,404,653
1,000,000	Crown Point Ltd., Series 2020-9A-B (3 Month LIBOR USD + 2.69%, 2.69% Floor)	0.00%	^	07/14/2032	994,987
3,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	2.48%	^	07/20/2030	2,968,094
1,750,000	Dryden Senior Loan Fund, Series 2012-25A-CRR (3 Month LIBOR USD + 1.85%)	3.07%	^	10/15/2027	1,686,653
2,500,000	Dryden Senior Loan Fund, Series 2013-28A-B1LR (3 Month LIBOR USD + 3.15%)	3.54%	^	08/15/2030	2,366,074
3,900,000	Dryden Senior Loan Fund, Series 2014-33A-DR2 (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.07%	^	04/15/2029	3,742,674
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-DR (3 Month LIBOR USD + 2.50%, 2.50% Floor)	3.72%	^	01/15/2031	2,713,136
1,000,000	Dryden Senior Loan Fund, Series 2016-45A-DR (3 Month LIBOR USD + 3.15%, 3.15% Floor)	4.37%	^	10/15/2030	943,808
1,000,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%)	4.47%	^	07/15/2030	959,504
5,500,000	GoldenTree Loan Management Ltd., Series 2017-2A-D (3 Month LIBOR USD + 2.65%)	3.79%	^	11/28/2030	5,105,720
2,500,000	GoldenTree Loan Opportunities Ltd., Series 2016-12A-DR (3 Month LIBOR USD + 2.90%)	4.01%	^	07/21/2030	2,318,660
1,500,000	Greenwood Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.50%)	3.72%	^	04/15/2031	1,365,831
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	3.39%	^	08/01/2025	241,435
254,294	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	5.89%	^Þ	04/28/2025	135,531
500,000	Halcyon Loan Advisors Funding Ltd., Series 2018-1A-A2 (3 Month LIBOR USD + 1.80%, 0.18% Floor)	2.94%	^	07/21/2031	481,232
2,000,000	Hayfin Kingsland Ltd., Series 2018-8A-B (3 Month LIBOR USD + 1.48%, 1.48% Floor)	2.62%	^	04/20/2031	1,907,903
2,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	4.04%	^	10/20/2029	1,801,236
1,500,000	HPS Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.22%	^	10/15/2030	1,363,508
3,175,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%)	3.89%	^	07/20/2031	2,632,337
1,250,000	LCM LP, Series 19A-E2 (3 Month LIBOR USD + 5.70%, 5.70% Floor)	6.92%	^	07/15/2027	965,264
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%, 2.80% Floor)	3.94%	^	10/20/2027	1,788,748
5,000,000	LCM Ltd., Series 26A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	3.64%	^	01/20/2031	4,115,567
1,500,000	LCM Ltd., Series 27A-D (3 Month LIBOR USD + 2.95%)	4.13%	^	07/16/2031	1,261,743
2,000,000	Madison Park Funding Ltd., Series 2012-10A-BR2 (3 Month LIBOR USD + 1.80%)	2.94%	^	01/20/2029	1,977,285
1,000,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	4.44%	^	01/27/2026	968,943
2,500,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	6.43%	^	01/27/2026	2,214,880
1,000,000	Madison Park Funding Ltd., Series 2015-16A-D (3 Month LIBOR USD + 5.50%)	6.64%	^	04/20/2026	887,866
500,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%)	4.06%	^	10/21/2030	456,445
3,000,000	Madison Park Funding Ltd., Series 2017-25A-C (3 Month LIBOR USD + 3.60%)	4.59%	^	04/25/2029	2,816,850
1,000,000	Madison Park Funding Ltd., Series 2018-30A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	3.72%	^	04/15/2029	912,135
3,500,000	Magnetite Ltd., Series 2018-20A-D (3 Month LIBOR USD + 2.50%)	3.64%	^	04/20/2031	3,184,750
1,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	2.97%	^	04/15/2029	945,037
6,500,000	Marble Point Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.15%)	3.19%	^	07/23/2032	6,423,476
1,550,000	Midocean Credit, Series 2016-5A-B1R (3 Month LIBOR USD + 1.60%)	2.74%	^	07/19/2028	1,510,710
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.19%	^	10/20/2030	945,804
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2016-21A-DR (3 Month LIBOR USD + 2.40%, 2.40% Floor)	3.54%	^	04/20/2027	911,805
4,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-D (3 Month LIBOR USD + 2.50%)	3.72%	^	01/15/2028	3,709,050
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-D (3 Month LIBOR USD + 3.25%)	4.39%	^	10/18/2029	1,447,980
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-26A-D (3 Month LIBOR USD + 2.65%, 2.65% Floor)	3.79%	^	10/18/2030	923,956
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-28A-D (3 Month LIBOR USD + 2.85%)	3.99%	^	04/20/2030	1,390,904
4,500,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	5.22%	^	07/15/2029	4,268,721
500,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 3.95%, 3.95% Floor)	4.37%	^	02/14/2031	492,169
2,500,000	Octagon Investment Partners Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.50%)	4.64%	^	03/17/2030	2,403,808
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.70%)	4.84%	^	07/20/2030	1,924,929
1,250,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	7.34%	^	03/17/2030	1,110,475
4,000,000	Octagon Investment Partners Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%, 2.60% Floor)	3.74%	^	01/20/2031	3,489,723
3,000,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	3.84%	^	07/25/2030	2,643,202
1,000,000	OHA Credit Funding Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.19%	^	10/20/2030	936,576
3,000,000	RRAM Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	4.17%	^	04/15/2030	2,767,962
5,000,000	Steele Creek Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.25%, 2.25% Floor)	3.47%	^	07/15/2032	4,959,898
3,500,000	Stewart Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	3.82%	^	01/15/2030	3,197,346
1,500,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	4.27%	^	10/15/2031	1,397,868
1,000,000	Symphony Ltd., Series 2016-17A-DR (3 Month LIBOR USD + 2.65%)	3.87%	^	04/15/2028	929,699
3,000,000	Thacher Park Ltd., Series 2014-1A-D1R (3 Month LIBOR USD + 3.40%)	4.54%	^	10/20/2026	2,946,835
1,500,000	TIAA Ltd., Series 2017-2A-B (3 Month LIBOR USD + 1.50%)	2.68%	^	01/16/2031	1,435,390
6,000,000	Trimaran CAVU LLC, Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	3.34%	^	07/20/2032	5,970,339
5,000,000	Venture Ltd., Series 2018-34A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	2.45%	^	10/15/2031	4,838,244
500,000	Vibrant Ltd., Series 2015-3A-A2RR (3 Month LIBOR USD + 1.85%)	2.99%	^	10/20/2031	475,527
3,900,000	Voya Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 2.95%)	4.17%	^	10/15/2030	3,477,072
1,500,000	Voya Ltd., Series 2017-3A-C (3 Month LIBOR USD + 3.55%)	4.69%	^	07/20/2030	1,424,500
1,000,000	Westcott Park Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 3.25%)	4.39%	^	07/20/2028	945,276
2,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	7.89%	^	10/18/2030	1,500,989
2,000,000	Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.14%	^	07/18/2031	1,646,154
4,000,000	Wind River Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	4.12%	^	01/15/2031	3,357,307
2,000,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.97%	^	01/15/2031	1,488,105
7,975,000	Wind River Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 5.55%)	6.77%	^	10/15/2027	6,589,135
3,500,000	Wind River Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%)	4.07%	^	07/15/2028	3,269,000
2,000,000	Wind River Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.75%)	4.89%	^	04/18/2029	1,895,626
1,750,000	Wind River Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.42%)	7.56%	^	04/18/2029	1,466,403
1,500,000	Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	3.03%	^	11/20/2030	1,351,906
1,500,000	Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	4.12%	^	07/15/2030	1,334,603
3,500,000	Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%)	4.22%	^	07/15/2030	3,212,331
2,500,000	York Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.05%)	3.15%	^	07/22/2032	2,487,950

Total Collateralized Loan Obligations (Cost $226,912,493)					208,856,780

Foreign Corporate Bonds - 12.5%
969,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	980,210
300,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	297,431
500,000	AES Andres B.V.	7.95%	^	05/11/2026	507,500
2,200,000	AES Dominicana	7.95%		05/11/2026	2,233,000
600,000	AES Gener S.A.	5.00%		07/14/2025	583,906
200,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%	^	10/07/2079	201,375
1,000,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	1,006,875
800,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	827,412
1,800,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	1,861,678
400,000	AI Candelaria Spain SLU	7.50%	^	12/15/2028	405,424
500,000	AI Candelaria Spain SLU	7.50%		12/15/2028	506,780
270,000	Aker BP ASA	4.75%	^	06/15/2024	272,180
320,000	Alcoa Nederland Holding B.V.	6.13%	^	05/15/2028	328,542
200,000	Altice France Holding S.A.	6.00%	^	02/15/2028	190,251
415,000	Altice France S.A.	7.38%	^	05/01/2026	433,671
200,000	ARD Finance S.A. (PIK 9.13%)	6.50%	^	06/30/2027	198,213
400,000	Avation Capital S.A.	6.50%	^	05/15/2021	297,450
200,000	Baidu, Inc.	3.43%		04/07/2030	217,668
2,000,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	2,030,000
200,000	Banco de Bogota S.A.	6.25%		05/12/2026	212,088
350,000	Banco de Credito del Peru (3 Month LIBOR USD + 7.04%)	6.13%		04/24/2027	372,750
400,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%	^	07/01/2030	398,100
200,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	201,752
650,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	655,694
800,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25%	†	04/15/2024	704,600
300,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	6.50%		04/03/2027	292,443
200,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	^	11/04/2026	164,130
1,500,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	1,230,975
2,400,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	†	01/10/2028	2,293,536
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50%	^†	06/27/2029	188,288
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50%	†	06/27/2029	188,288
1,200,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	1,151,154
700,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	719,992
800,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	780,848
1,000,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	945,000
1,100,000	Banistmo S.A.	3.65%		09/19/2022	1,102,503
200,000	Banistmo S.A.	3.65%	^	09/19/2022	200,455
2,700,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	2,521,382
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	196,000
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%	^	09/13/2034	195,338
1,650,000	BBVA Colombia S.A.	4.88%		04/21/2025	1,738,514
3,150,000	BDO Unibank, Inc.	2.95%		03/06/2023	3,228,408
220,000	Bombardier, Inc.	6.00%	^	10/15/2022	154,539
265,000	Bombardier, Inc.	7.88%	^	04/15/2027	174,022
1,500,000	Braskem Idesa SAPI	7.45%	^	11/15/2029	1,406,715
600,000	C&W Senior Financing DAC	6.88%		09/15/2027	596,037
100,000	Camelot Finance S.A.	4.50%	^	11/01/2026	99,984
300,000	Canacol Energy Ltd.	7.25%	^	05/03/2025	304,096
2,950,000	Canacol Energy Ltd.	7.25%		05/03/2025	2,990,282
2,200,000	Cemex S.A.B. de C.V.	7.75%		04/16/2026	2,251,172
1,000,000	CK Hutchison International Ltd.	2.50%	^	05/08/2030	1,026,525
1,900,000	Cometa Energia S.A. de C.V.	6.38%		04/24/2035	1,986,061
500,000	Corporacion Nacional Del Cobre	3.75%	^	01/15/2031	546,660
400,000	Cosan Overseas Ltd.	8.25%		11/29/2049	402,504
200,000	Credicorp Ltd.	2.75%	^	06/17/2025	199,430
1,000,000	Credito Real S.A.B. de C.V.	9.50%	^	02/07/2026	1,030,465
1,650,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	†	11/29/2022	1,415,700
1,550,000	CSN Islands Corporation	7.00%	†	09/23/2020	1,155,223
1,600,000	CSN Resources S.A.	7.63%	^	04/17/2026	1,386,000
400,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	432,980
2,300,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	2,314,869
300,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	299,377
520,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	511,388
322,225	Digicel Group Ltd. (PIK 7.00%)	7.00%	^†	07/16/2020	27,389
300,893	Digicel Group Ltd. (PIK 8.00%)	8.00%	^	04/01/2025	82,746
1,000,000	Docuformas SAPI de C.V.	10.25%	^	07/24/2024	853,750
485,000	eG Global Finance PLC	8.50%	^	10/30/2025	498,085
800,000	Empresa de Transmision Electrica S.A.	5.13%	^	05/02/2049	939,436
860,750	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	900,827
1,600,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	1,325,563
200,000	Empresa Nacional de Telecomunicaciones S.A.	4.88%		10/30/2024	211,311
953,952	ENA Norte Trust	4.95%		04/25/2023	943,220
400,000	Fideicomiso Pacifico Tres	8.25%		01/15/2035	454,800
200,000	Fomento Economico Mexicano S.A.B. de C.V.	2.88%		05/10/2023	207,868
400,000	Freeport-McMoRan, Inc.	5.45%		03/15/2043	393,354
355,000	Garda World Security Corporation	8.75%	^	05/15/2025	360,543
475,000	Garda World Security Corporation	4.63%	^	02/15/2027	469,359
2,900,000	Geopark Ltd.	6.50%		09/21/2024	2,676,831
300,000	Geopark Ltd.	5.50%	^	01/17/2027	258,753
120,000	GFL Environmental, Inc.	4.25%	^	06/01/2025	121,275
365,000	GFL Environmental, Inc.	5.13%	^	12/15/2026	378,687
132,000	GFL Environmental, Inc.	8.50%	^	05/01/2027	143,856
750,000	Gilex Holding Sarl	8.50%		05/02/2023	740,366
400,000	Gilex Holding Sarl	8.50%	^	05/02/2023	394,862
700,000	Global Bank Corporation	4.50%	^	10/20/2021	715,925
1,500,000	Global Bank Corporation	4.50%		10/20/2021	1,534,125
500,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%	^	04/16/2029	513,750
900,000	Globo Comunicacao e Participacoes S.A.	4.88%	^	01/22/2030	815,400
600,000	GNL Quintero S.A.	4.63%		07/31/2029	644,976
300,000	Gohl Capital Ltd.	4.25%		01/24/2027	304,011
2,600,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	1,156,194
200,000	Gran Tierra Energy, Inc.	7.75%	^	05/23/2027	90,875
400,000	Grupo Aval Ltd.	4.75%		09/26/2022	404,138
400,000	Grupo Aval Ltd.	4.38%		02/04/2030	382,376
900,000	Grupo Aval Ltd.	4.38%	^	02/04/2030	860,346
202,000	Grupo Idesa S.A. de C.V. (PIK 10.38%)	10.13%	^	05/22/2026	111,100
1,400,000	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	1,365,000
800,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	865,289
700,000	Industrial Senior Trust	5.50%		11/01/2022	709,615
1,200,000	Inkia Energy Ltd.	5.88%		11/09/2027	1,188,750
380,000	Intelsat Jackson Holdings S.A.	5.50%	Ω	08/01/2023	217,445
300,000	Intelsat Jackson Holdings S.A.	8.50%	^Ω	10/15/2024	181,333
35,079	Invepar Holdings	0.00%	ΩÞ	12/30/2028	1,500
150,000	Inversiones CMPC S.A.	4.50%		04/25/2022	157,806
1,000,000	Inversiones CMPC S.A.	4.75%		09/15/2024	1,079,595
400,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	449,506
900,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63%	^†	02/27/2025	743,062
1,700,000	JD.com, Inc.	3.38%		01/14/2030	1,825,621
1,300,000	JSL Europe S.A.	7.75%		07/26/2024	1,290,250
300,000	Korea East-West Power Company Ltd.	1.75%	^	05/06/2025	309,568
600,000	Korea Electric Power Corporation	1.13%	^	06/15/2025	601,847
325,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	312,372
1,307,000	Latam Finance Ltd.	6.88%	Ω	04/11/2024	375,763
1,000,000	Latam Finance Ltd.	7.00%	^Ω	03/01/2026	277,500
1,057,430	LLPL Capital Pte Ltd.	6.88%	^	02/04/2039	1,159,784
2,800,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	2,842,490
330,000	Mattamy Group Corporation	4.63%	^	03/01/2030	317,368
500,000	Medco Bell Pte Ltd.	6.38%	^	01/30/2027	429,011
142,000	MEG Energy Corporation	7.00%	^	03/31/2024	122,135
480,000	MEG Energy Corporation	7.13%	^	02/01/2027	400,200
1,400,000	MEGlobal Canada ULC	5.00%	^	05/18/2025	1,512,602
500,000	MEGlobal Canada ULC	5.88%	^	05/18/2030	566,835
500,000	Minejesa Capital B.V.	4.63%		08/10/2030	509,280
1,200,000	Minejesa Capital B.V.	5.63%		08/10/2037	1,235,154
600,000	Multibank, Inc.	4.38%		11/09/2022	605,415
700,000	Network i2i Ltd. (5 Year CMT Rate + 4.28%)	5.65%	^†	01/15/2025	681,100
300,000	Nexa Resources S.A.	5.38%		05/04/2027	290,907
200,000	Oleoducto Central S.A.	4.00%		05/07/2021	202,725
800,000	ONGC Videsh Ltd.	2.88%		01/27/2022	802,108
200,000	ONGC Videsh Ltd.	3.75%		07/27/2026	206,321
1,200,000	Ooredoo International Finance Ltd.	3.25%		02/21/2023	1,252,524
200,000	Ooredoo International Finance Ltd.	3.75%		06/22/2026	218,125
1,000,000	Operadora de Servicios Mega S.A.	8.25%	^	02/11/2025	928,875
400,000	Oversea-Chinese Banking Corporation	4.25%		06/19/2024	433,374
1,700,000	Pampa Energia S.A.	7.50%		01/24/2027	1,378,658
150,000	Pampa Energia S.A.	9.13%		04/15/2029	121,811
1,334,825	Panama Metro Line SP	0.00%	^	12/05/2022	1,290,262
1,331,654	Panama Metro Line SP	0.00%		12/05/2022	1,287,197
415,000	Parkland Fuel Corporation	5.88%	^	07/15/2027	431,523
1,500,000	Peru LNG SRL	5.38%		03/22/2030	1,184,715
200,000	Petrobras Global Finance B.V.	5.75%		02/01/2029	205,977
200,000	Petrobras Global Finance B.V.	7.25%		03/17/2044	218,150
800,000	PSA Treasury Pte Ltd.	2.13%		04/12/2026	829,170
200,000	PTTEP Treasury Center Company Ltd.	2.59%	^	06/10/2027	204,975
2,200,000	Radiant Access Ltd.	4.60%	†	11/18/2020	2,184,743
700,000	SACI Falabella	3.75%		04/30/2023	716,350
1,800,000	Saudi Government International Bond	2.38%		10/26/2021	1,829,408
2,700,000	Sinopec Group Overseas Development Ltd.	2.70%	^	05/13/2030	2,784,966
200,000	Sociedad Quimica y Minera S.A.	4.38%		01/28/2025	214,531
1,360,500	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	1,419,944
150,000	Starfruit Finco B.V.	8.00%	^	10/01/2026	154,027
500,000	Stars Group Holdings B.V.	7.00%	^	07/15/2026	528,217
1,726,887	Stoneway Capital Corporation	10.00%	Ω	03/01/2027	591,459
585,000	Superior Plus LP	7.00%	^	07/15/2026	614,870
200,000	Syngenta Finance N.V.	5.68%	^	04/24/2048	203,110
3,000,000	Syngenta Finance N.V.	5.68%		04/24/2048	3,046,651
200,000	Tecnoglass, Inc.	8.20%		01/31/2022	195,103
1,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	1,031,065
300,000	Telesat LLC	4.88%	^	06/01/2027	294,937
1,900,000	Tencent Holdings Ltd.	2.39%	^	06/03/2030	1,904,413
405,000	Tervita Escrow Corporation	7.63%	^	12/01/2021	319,065
125,000	Titan Acquisition Ltd.	7.75%	^	04/15/2026	118,644
200,000	Transelec S.A.	4.63%		07/26/2023	212,731
400,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	299,976
3,200,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	†	01/29/2025	2,104,032
1,100,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	1,116,758
3,041,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88%	†	10/19/2023	3,085,642
3,000,000	UPL Corporation	3.25%		10/13/2021	2,999,475
1,100,000	Vedanta Resources Finance PLC	9.25%	^	04/23/2026	784,300
2,700,000	Vedanta Resources Ltd.	6.13%		08/09/2024	1,875,478
453,000	VTR Finance B.V.	6.88%	^	01/15/2024	463,383
232,000	VTR Finance B.V.	6.88%		01/15/2024	237,317

Total Foreign Corporate Bonds (Cost $144,847,495)					138,813,118

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.7%
400,000	Abu Dhabi Government International Bond	2.50%	^	04/16/2025	422,324
700,000	Abu Dhabi Government International Bond	3.13%	^	04/16/2030	773,020
1,200,000	Dominican Republic International Bond	4.50%	^	01/30/2030	1,091,400
800,000	Dominican Republic International Bond	6.40%	^	06/05/2049	736,000
200,000	Guatemala Government Bond	5.38%	^	04/24/2032	221,500
4,000,000	Indonesia Government International Bond	3.85%		10/15/2030	4,459,608
850,000	Mexico Government International Bond	4.75%		04/27/2032	939,250
200,000	Mexico Government International Bond	5.00%		04/27/2051	216,200
700,000	Panama Government International Bond	4.00%		09/22/2024	763,000
600,000	Peruvian Government International Bond	2.39%		01/23/2026	624,300
2,250,000	Peruvian Government International Bond	2.78%		01/23/2031	2,404,125
800,000	Philippine Government International Bond	2.46%		05/05/2030	840,727
400,000	Philippine Government International Bond	2.95%		05/05/2045	416,895
700,000	Qatar Government International Bond	3.88%		04/23/2023	752,423
1,800,000	Qatar Government International Bond	3.38%		03/14/2024	1,931,207
800,000	Saudi Government International Bond	2.88%		03/04/2023	836,013
1,750,000	Saudi Government International Bond	2.90%	^	10/22/2025	1,860,162

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $18,342,322)					19,288,154

Non-Agency Commercial Mortgage Backed Obligations - 13.0%
916,000	20 Times Square Trust, Series 2018-20TS-F	3.20%	#^	05/15/2035	788,434
916,000	20 Times Square Trust, Series 2018-20TS-G	3.20%	#^	05/15/2035	749,918
30,931,761	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XA	1.09%	#^I/O	05/15/2053	2,156,686
1,017,000	AREIT Trust, Series 2019-CRE3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.85%	^	09/14/2036	895,219
1,532,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.23%	^	12/15/2036	1,150,608
1,898,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.58%	^	06/15/2035	1,451,908
1,399,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.53%	^	03/15/2036	1,242,011
11,774,503	BANK, Series 2017-BNK5-XA	1.22%	#I/O	06/15/2060	581,895
61,144,052	BANK, Series 2018-BN11-XA	0.63%	#I/O	03/15/2061	1,840,515
465,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.68%	^	08/15/2036	363,123
240,000	BBCMS Mortgage Trust, Series 2018-CBM-D (1 Month LIBOR USD + 2.39%, 2.39% Floor)	2.58%	^	07/15/2037	209,684
1,958,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.73%	^	07/15/2037	1,597,793
956,000	BBCMS Mortgage Trust, Series 2018-TALL-E (1 Month LIBOR USD + 2.44%, 2.44% Floor)	2.62%	^	03/15/2037	823,696
1,675,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.03%	^	11/25/2034	1,440,609
1,430,000	BB-UBS Trust, Series 2012-TFT-TE	3.68%	#^	06/05/2030	1,068,707
2,424,000	BFLD, Series 2019-DPLO-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	2.72%	^	10/15/2034	2,071,158
1,944,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	07/15/2035	1,771,439
2,373,000	BHP Trust, Series 2019-BXHP-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	1.96%	^	08/15/2036	2,079,634
925,000	Bsprt Issuer Ltd., Series 2018-FL4-D (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.93%	^	09/15/2035	727,311
487,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	1.51%	^	03/15/2037	466,647
2,000,000	BX Commercial Mortgage Trust, Series 2019-IMC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	04/15/2034	1,790,913
2,538,000	BX Commercial Mortgage Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.08%	^	04/15/2034	2,136,881
505,302	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	07/15/2034	473,091
289,799	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.23%	^	07/15/2034	276,734
710,600	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	07/15/2034	664,346
611,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	2.15%	^	05/15/2035	542,482
530,000	BX Trust, Series 2018-GW-F (1 Month LIBOR USD + 2.42%, 2.42% Floor)	2.60%	^	05/15/2035	460,846
367,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	3.10%	^	05/15/2035	305,935
2,250,000	BX Trust, Series 2019-CALM-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.18%	^	11/25/2032	2,127,528
2,372,000	BX Trust, Series 2019-MMP-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	08/15/2036	2,217,151
2,115,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.03%	^	10/15/2035	1,822,844
9,418,631	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.17%	#I/O	02/10/2050	450,856
4,451,899	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.86%	#I/O	05/10/2058	311,206
9,283,891	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.78%	#I/O	06/15/2050	634,650
22,058,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.85%	#^I/O	02/15/2033	827,504
454,031	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%, 2.25% Floor)	2.33%	^	07/15/2032	444,151
444,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	3.93%	^	11/15/2036	402,380
1,744,144	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.14%	#I/O	10/10/2047	60,970
90,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57%	#^	02/10/2048	59,540
2,494,463	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.13%	#I/O	07/10/2049	204,934
530,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E (1 Month LIBOR USD + 2.80%, 2.90% Floor)	2.98%	^	12/15/2036	430,917
1,040,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.75% Floor)	3.83%	^	12/15/2036	845,309
2,051,000	Citigroup Commercial Mortgage Trust, Series 2019-SST2-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.18%	^	12/15/2036	1,953,810
19,324,703	Citigroup Commercial Mortgage Trust, Series 2020-GC46-XA	1.11%	#I/O	02/15/2053	1,369,300
1,187,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.75%	#^Þ	10/15/2045	352,836
2,494,441	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.82%	#I/O	08/10/2046	44,912
1,001,618	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.13%	#I/O	05/10/2047	30,674
11,907,605	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	0.99%	#I/O	08/10/2048	408,340
7,228,228	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	1.21%	#I/O	10/10/2048	285,182
1,227,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.45%	#	02/10/2048	1,131,038
2,050,188	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.17%	#I/O	02/10/2048	71,277
815,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.48%	#	07/10/2048	751,305
10,752,388	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.85%	#I/O	07/10/2048	306,494
406,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.80%	#	10/10/2048	399,615
3,468,796	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.15%	#I/O	02/10/2049	147,532
2,228,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-D (1 Month LIBOR USD + 2.18%, 2.18% Floor)	2.36%	^	09/15/2033	2,022,036
174,000	Commercial Mortgage Trust, Series 2016-GCT-D	3.58%	#^	08/10/2029	172,613
2,692	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	2,689
2,002,312	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.69%	#^I/O	09/15/2037	47,136
2,134,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.83%	^	05/15/2036	2,027,125
2,435,004	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.98%	#I/O	04/15/2050	75,379
45,435,798	CSAIL Commercial Mortgage Trust, Series 2018-CX12-XA	0.77%	#I/O	08/15/2051	1,668,948
1,229,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	3.48%	^	07/15/2032	960,446
1,898,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%, 2.45% Floor)	2.63%	^	06/15/2033	1,702,330
1,980,649	DBGS Mortgage Trust, Series 2018-BIOD-F (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.18%	^	05/15/2035	1,841,404
2,518,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.09%	#^	12/10/2036	1,954,054
107,924	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.23%	^	07/25/2023	108,471
2,481,645	FREMF Mortgage Trust, Series 2018-KF49-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	06/25/2025	2,352,179
100,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	100,298
2,488,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.32%	^	12/15/2036	2,120,275
2,370,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-D (1 Month LIBOR USD + 2.40%, 2.40% Floor)	2.58%	^	09/15/2037	2,141,295
2,265,000	GS Mortgage Securities Corporation Trust, Series 2012-ALOH-A	3.55%	^	04/10/2034	2,295,021
2,500,626	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.64%	#I/O	02/10/2046	77,557
8,044,538	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.87%	#I/O	09/10/2047	191,968
850,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.28%	^	07/15/2031	781,193
850,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.98%	^	07/15/2031	766,476
850,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.98% Floor)	4.11%	^	07/15/2031	741,543
2,302,000	GS Mortgage Securities Corporation, Series 2019-SOHO-E (1 Month LIBOR USD + 1.87%, 1.87% Floor)	2.06%	^	06/15/2036	2,163,336
165,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66%	#^	11/10/2047	105,002
7,189,211	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.92%	#I/O	11/10/2048	256,715
7,297,239	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.80%	#I/O	05/10/2049	462,855
169,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	5.07%	#^	03/10/2033	163,984
336,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	5.07%	#^	03/10/2033	318,802
457,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	5.07%	#^	03/10/2033	429,752
442,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	5.07%	#^	03/10/2033	393,080
553,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	5.07%	#^	03/10/2033	474,118
725,000	GS Mortgage Securities Trust, Series 2019-SMP-E (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.78%	^	08/15/2032	601,736
23,987,965	GS Mortgage Securities Trust, Series 2020-GC47-XA	1.25%	#I/O	05/12/2053	2,123,064
2,377,000	GSCG Trust, Series 2019-600C-E	4.12%	#^	09/06/2034	2,222,023
1,390,000	Hilton Orlando Trust, Series 2018-ORL-E (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.83%	^	12/15/2034	1,157,053
1,867,033	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	11/15/2036	1,534,794
1,263,000	Hunt Ltd., Series 2017-FL1-C (1 Month LIBOR USD + 2.40%)	2.58%	^	08/15/2034	1,194,784
502,484	IMT Trust, Series 2017-APTS-EFL (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.33%	^	06/15/2034	435,818
502,484	IMT Trust, Series 2017-APTS-FFL (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.03%	^	06/15/2034	425,571
49,966	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08%	^	06/15/2032	47,697
521,830	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-C (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.78%	^	06/15/2032	475,292
207,076	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.30% Floor)	2.30%	^	06/15/2032	182,658
66,264	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-E (1 Month LIBOR USD + 3.00%, 3.35% Floor)	3.35%	^	06/15/2035	57,087
156,596	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	121,764
5,807,835	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.82%	#I/O	12/15/2049	164,419
1,431,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14%	#^	10/05/2031	1,230,771
1,957,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	1,871,739
766,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34%	^	05/05/2032	770,922
784,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.60%	#^	05/05/2032	773,531
915,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.60%	#^	05/05/2032	809,028
960,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.60%	#^	05/05/2032	810,443
1,049,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.60%	#^	05/05/2032	843,615
1,685,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97%	^	01/16/2037	1,524,644
1,653,039	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.99%	#I/O	02/15/2047	39,400
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.62%	#	09/15/2047	98,581
150,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.59%	#	11/15/2047	140,104
425,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.52%	#	01/15/2048	400,408
2,134,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	2,016,650
2,230,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.35%	#	05/15/2048	2,029,072
4,682,685	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.84%	#I/O	05/15/2048	109,291
5,293,852	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.03%	#I/O	08/15/2048	176,801
470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/15/2048	435,556
2,555,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.18%	^	07/15/2036	2,302,465
2,532,000	LCCM, Series 2017-LC26-C	4.71%	^	07/12/2050	2,295,342
3,967,913	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.99%	#^I/O	03/10/2049	193,009
15,273,010	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.15%	#^I/O	03/10/2050	537,515
2,538,000	MFT Trust, Series 2020-ABC-D	3.48%	#^	02/10/2042	2,283,595
2,500,000	MKT Mortgage Trust, Series 2020-525M-F	2.94%	#^	02/12/2040	2,203,731
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.67%	#	10/15/2047	93,041
360,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.29%	#	07/15/2050	327,152
274,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.68%	#	12/15/2047	256,088
393,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.38%	^	11/15/2034	298,050
590,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	11/15/2034	444,349
447,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.53%	^	11/15/2034	292,359
561,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	1.83%	^	07/15/2035	511,057
837,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.73%	^	07/15/2035	739,563
561,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.23%	^	07/15/2035	475,538
2,489,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (1 Month LIBOR USD + 2.84%, 4.34% Floor)	4.34%	^	12/15/2036	2,184,954
935,654	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.33%	^	08/15/2034	884,050
550,800	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	540,988
2,500,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.23%	^	10/15/2037	2,356,350
1,919,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.38%	^	06/15/2035	1,706,625
71,041,072	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-XCP	0.62%	#^I/O	06/15/2021	171,706
1,183,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ1	3.62%	#^	01/15/2037	1,105,684
685,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ2	3.62%	#^	01/15/2037	606,022
639,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ3	3.62%	#^	01/15/2037	532,086
1,611,300	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK1	3.36%	#^	12/15/2036	1,600,640
2,221,000	One Market Plaza Trust, Series 2017-1MKT-E	4.14%	^	02/10/2032	2,210,669
1,573,000	STWD Ltd., Series 2019-FL1-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.53%	^	07/15/2038	1,460,530
1,283,167	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	3.36%	^	11/11/2034	1,077,907
1,097,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.86%	#	02/15/2051	1,031,198
15,831,821	UBS Commercial Mortgage Trust, Series 2018-C8-XA	1.04%	#I/O	02/15/2051	737,738
1,374,041	VMC Finance LLC, Series 2019-FL3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.84%	^	09/15/2036	1,230,666
150,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	122,191
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	179,781
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.24%	#	05/15/2048	373,449
10,168,775	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	1.04%	#I/O	09/15/2058	357,243
5,544,058	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.14%	#I/O	11/15/2048	238,869
2,143,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-B	3.72%		04/15/2050	2,193,518
2,097,713	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.25%	#I/O	05/15/2048	85,532
7,106,079	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.81%	#I/O	07/15/2058	197,482
2,507,600	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.87%	#I/O	03/15/2059	158,195
15,373,880	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.20%	#I/O	07/15/2050	832,720
2,423,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41-C	4.66%	#	11/15/2050	2,168,372
3,008,496	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.66%	#I/O	01/15/2060	203,727
2,267,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	5.10%	#	09/15/2061	2,133,441
3,322,248	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.19%	#I/O	08/15/2047	109,049
4,880,898	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.77%	#I/O	11/15/2049	306,919

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $163,227,405)					144,314,029

Non-Agency Residential Collateralized Mortgage Obligations - 24.2%
4,113,106	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2A (1 Month LIBOR USD + 0.09%, 0.09% Floor)	0.27%		01/25/2037	3,035,485
4,703,556	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	4,772,124
3,317,148	Alternative Loan Trust, Series 2006-OA6-1A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor)	0.39%		07/25/2046	2,876,119
8,260,417	APS Resecuritization Trust, Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	1.17%	^Δ	10/27/2046	6,333,462
664,990	Banc of America Funding Corporation, Series 2005-B-3M1 (1 Month LIBOR USD + 0.68%, 0.45% Floor, 11.00% Cap)	0.87%		04/20/2035	658,490
5,133,022	Bayview Koitere Fund Trust, Series 2018-SBR4-A1	4.38%	^§	06/28/2033	5,224,370
1,893,593	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2-2A1	3.51%	#	07/25/2036	1,743,239
1,068,840	Bear Stearns Alt-A Trust, Series 2006-4-22A1	3.64%	#	08/25/2036	898,783
2,569,778	Chase Mortgage Finance Trust, Series 2007-S4-A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.78%		06/25/2037	898,133
6,773,606	CHL Mortgage Pass-Through Trust, Series 2007-14-A19	6.00%		09/25/2037	5,414,734
5,350,437	CHL Mortgage Pass-Through Trust, Series 2007-9-A13	5.75%		07/25/2037	4,190,846
8,688,000	CHL Mortgage Pass-Through Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.75%)	2.93%	^	05/25/2023	8,391,544
13,420,000	CIM Trust, Series 2017-3RR-B2	12.06%	#^Þ	01/27/2057	12,806,706
2,733,724	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.33%	^	09/25/2036	2,577,560
3,825,321	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6-2A3 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.43%		09/25/2036	3,590,684
1,127,992	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	1,058,212
12,300,000	Connecticut Avenue Securities Trust, Series 2020-R01-1M2 (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.23%	^	01/25/2040	11,834,626
394,382	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		01/25/2036	351,476
614,261	Countrywide Alternative Loan Trust, Series 2006-23CB-2A2	6.50%		08/25/2036	338,072
430,279	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	367,553
606,345	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	434,584
340,047	Countrywide Home Loans, Series 2005-HYB9-3A2A (12 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	3.71%		02/20/2036	287,822
345,893	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	289,616
731,146	Countrywide Home Loans, Series 2007-HY1-1A1	3.76%	#	04/25/2037	681,921
340,715	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-2-A5A	6.08%		09/25/2036	172,277
585,580	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-6A9	5.50%		11/25/2035	426,390
298,663	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	248,227
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	3.90%	#^	07/27/2036	1,440,610
157,703	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.65%	#^	11/27/2037	158,419
178,544	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50%	#^	07/27/2037	164,212
323,251	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	306,073
15,000,000	FMC GMSR Issuer Trust, Series 2019-GT1-A	5.07%	#^	05/25/2024	14,752,734
500,000	GCAT LLC, Series 2019-NQM3-B1	3.95%	#^	11/25/2059	454,417
13,824,240	Home Partners of America Trust, Series 2019-2-F	3.87%	^	10/19/2039	12,457,852
1,056,806	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	0.45%		02/25/2037	907,868
1,851,148	IndyMac Mortgage Loan Trust, Series 2004-AR4-3A	3.65%	#	08/25/2034	1,812,061
2,066,475	IndyMac Mortgage Loan Trust, Series 2006-AR19-2A1	3.65%	#	08/25/2036	1,823,155
537,954	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		01/25/2036	391,488
619,041	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	3.71%	#	04/25/2037	537,902
152,530	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	125,194
8,016,537	Lehman Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.38%		06/25/2046	7,287,792
3,000,000	loanDepot GMSR Master Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.80%, 2.80% Floor)	3.00%	^	10/16/2023	2,713,221
120,351	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	4.08%	#	04/25/2036	96,887
2,690,000	Mello Warehouse Securitization Trust, Series 2019-1-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.68%	^	06/25/2052	2,631,310
335,611	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		03/25/2037	214,671
707,336	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	472,441
121,617	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	104,968
105,783	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A4	5.75%		02/25/2036	108,102
408,506	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.63%	#	02/25/2036	328,161
594,445	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75%	#	04/25/2037	376,885
10,546,639	Morgan Stanley Resecuritization Trust, Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	2.65%	^Þ	12/26/2046	9,103,777
3,513,284	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.18%, 0.18% Floor, 12.50% Cap)	0.36%		05/25/2036	3,188,773
5,522,495	New Residential Mortgage Loan Trust, Series 2018-FNT2-B	4.09%	^	07/25/2054	5,364,356
12,156,412	NovaStar Mortgage Funding Trust Series, Series 2006-3-A2C (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.34%		10/25/2036	8,772,872
18,642,511	PMT Credit Risk Transfer Trust 2019-2R, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.93%	^	05/27/2023	17,640,506
2,133,340	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	2.88%	^	10/27/2022	2,031,443
17,600,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	2.53%	^	04/25/2023	16,979,387
900,000	Pretium Mortgage Credit Partners LLC, Series 2019-NPL3-A2	4.58%	^§	07/27/2059	872,979
3,100,000	Progress Residential Trust, Series 2019-SFR4-F	3.68%	^	10/17/2036	3,020,212
4,160,952	PRPM LLC, Series 2018-1A-A1	3.75%	#^	04/25/2023	4,185,365
7,296,017	PRPM LLC, Series 2019-GS1-A2	4.75%	#^	10/25/2024	7,187,883
218,671	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	219,522
488,332	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	470,342
1,914,589	Residential Asset Securitization Trust, Series 2005-A15-5A2	5.75%		02/25/2036	1,206,705
404,106	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	267,037
5,765,728	Residential Funding Mortgage Securities Trust, Series 2006-S8-A10	6.00%		09/25/2036	5,324,118
5,750,000	Residential Mortgage Loan Trust, Series 2020-1-B1	3.95%	#^	02/25/2024	5,344,239
6,274,067	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.33%		06/25/2037	4,724,613
8,259,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH2-M1	4.33%	#^	06/25/2055	8,281,093
1,590,703	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.03%	#	12/25/2035	1,486,958
7,441,595	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.37%	^	03/25/2037	5,825,385
13,570,651	TBW Mortgage Backed Pass Through, Series 2006-3-4A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	0.58%		07/25/2036	731,963
13,570,739	TBW Mortgage Backed Pass Through, Series 2006-3-4A3 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	6.92%	I/F I/O	07/25/2036	3,060,553
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-F	3.75%	^	03/17/2038	4,944,245
2,071,413	Velocity Commercial Capital Loan Trust, Series 2018-2-M1	4.26%	#^	10/26/2048	2,115,469
3,123,809	Velocity Commercial Capital Loan Trust, Series 2018-2-M2	4.51%	#^	10/26/2048	3,052,422
782,779	Velocity Commercial Capital Loan Trust, Series 2018-2-M3	4.72%	#^	10/26/2048	749,411
1,615,702	Velocity Commercial Capital Loan Trust, Series 2019-1-M5	5.70%	#^	03/25/2049	1,408,472
3,258,906	Velocity Commercial Capital Loan Trust, Series 2019-2-M4	3.99%	#^	07/25/2049	2,864,847
742,772	Verus Securitization Trust, Series 2017-1A-A3	3.72%	#^	01/25/2047	744,820
3,100,000	Verus Securitization Trust, Series 2019-INV3-B1	3.73%	#^	11/25/2059	2,670,953
852,062	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	863,898
501,837	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	491,218
4,534,286	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2007-2-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.48%		04/25/2037	3,151,474

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $285,850,185)					267,916,788

US Corporate Bonds - 7.0%
565,000	Acrisure LLC	8.13%	^	02/15/2024	588,755
435,000	Advanced Drainage Systems, Inc.	5.00%	^	09/30/2027	439,811
350,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	323,276
275,000	Alliant Holdings Intermediate LLC	6.75%	^	10/15/2027	274,535
410,000	Allied Universal Holding Company	6.63%	^	07/15/2026	431,830
345,000	Allied Universal Holding Company	9.75%	^	07/15/2027	364,144
800,000	Allison Transmission, Inc.	5.00%	^	10/01/2024	800,488
325,000	AMC Merger, Inc.	8.00%	^	05/15/2025	230,310
250,000	American Axle & Manufacturing, Inc.	6.25%		03/15/2026	241,515
239,000	Antero Midstream Partners LP	5.75%	^	03/01/2027	189,564
225,000	Apache Corporation	4.38%		10/15/2028	198,784
320,000	Aramark Services, Inc.	6.38%	^	05/01/2025	331,042
120,000	Arconic Corporation	6.00%	^	05/15/2025	123,675
300,000	Arconic Corporation	6.13%	^	02/15/2028	300,772
435,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	429,797
86,000	Asbury Automotive Group, Inc.	4.50%	^	03/01/2028	83,689
86,000	Asbury Automotive Group, Inc.	4.75%	^	03/01/2030	84,065
185,000	Ascend Learning LLC	6.88%	^	08/01/2025	186,599
580,000	Ascend Learning LLC	6.88%	^	08/01/2025	586,392
675,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	677,103
240,000	B&G Foods, Inc.	5.25%		04/01/2025	242,040
185,000	B&G Foods, Inc.	5.25%		09/15/2027	185,636
110,000	Banff Merger Sub, Inc.	9.75%	^	09/01/2026	110,942
545,000	Bausch Health Companies, Inc.	7.00%	^	01/15/2028	562,271
210,000	Bausch Health Companies, Inc.	6.25%	^	02/15/2029	211,444
315,000	Bausch Health Companies, Inc.	5.25%	^	01/30/2030	299,209
495,000	Beacon Roofing Supply, Inc.	4.88%	^	11/01/2025	443,109
190,000	Beacon Roofing Supply, Inc.	4.50%	^	11/15/2026	187,028
25,000	Boxer Parent Company, Inc.	7.13%	^	10/02/2025	26,304
515,000	Boyd Gaming Corporation	4.75%	^	12/01/2027	443,075
360,000	Boyne USA, Inc.	7.25%	^	05/01/2025	378,412
30,000	Brink’s Company	5.50%	^	07/15/2025	30,631
139,000	Builders FirstSource, Inc.	6.75%	^	06/01/2027	142,709
320,000	Builders FirstSource, Inc.	5.00%	^	03/01/2030	301,550
165,000	BWX Technologies, Inc.	4.13%	^	06/30/2028	165,206
275,000	Calpine Corporation	5.25%	^	06/01/2026	278,469
210,000	Calpine Corporation	4.50%	^	02/15/2028	206,153
130,000	Calpine Corporation	5.13%	^	03/15/2028	127,351
125,000	Carnival Corporation	11.50%	^	04/01/2023	135,305
150,000	Carvana Company	8.88%	^	10/01/2023	150,890
135,000	Castle US Holding Corporation	9.50%	^	02/15/2028	125,192
505,000	Catalent Pharma Solutions, Inc.	5.00%	^	07/15/2027	525,109
445,000	CCO Holdings LLC	5.75%	^	02/15/2026	461,263
605,000	CCO Holdings LLC	4.75%	^	03/01/2030	619,956
295,000	CCO Holdings LLC	4.50%	^	08/15/2030	302,126
175,000	CDK Global, Inc.	5.88%		06/15/2026	182,164
420,000	Cedar Fair LP	5.25%	^	07/15/2029	380,440
285,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	200,539
270,000	Century Communities, Inc.	6.75%		06/01/2027	272,134
310,000	CenturyLink, Inc.	5.13%	^	12/15/2026	309,707
280,000	CenturyLink, Inc.	4.00%	^	02/15/2027	271,660
300,000	Charles River Laboratories International, Inc.	4.25%	^	05/01/2028	300,354
165,000	Cheniere Energy Partners LP	5.25%		10/01/2025	164,620
315,000	Cheniere Energy Partners LP	5.63%		10/01/2026	312,864
490,000	Clean Harbors, Inc.	4.88%	^	07/15/2027	504,303
110,000	Clean Harbors, Inc.	5.13%	^	07/15/2029	114,410
302,000	Clear Channel Worldwide Holdings, Inc.	9.25%		02/15/2024	280,931
305,000	Clearway Energy Operating LLC	4.75%	^	03/15/2028	311,368
407,000	CNX Midstream Partners LP	6.50%	^	03/15/2026	375,889
310,000	Constellation Merger Sub, Inc.	8.50%	^	09/15/2025	249,130
380,000	CRC Issuer LLC	5.25%	^	10/15/2025	331,174
375,000	Credit Acceptance Corporation	6.63%		03/15/2026	378,159
645,000	CSC Holdings LLC	5.75%	^	01/15/2030	674,602
495,000	CSI Compressco LP	7.50%	^	04/01/2025	422,554
230,000	Dana Financing Ltd.	5.75%	^	04/15/2025	234,288
100,000	Dana, Inc.	5.38%		11/15/2027	99,500
160,000	DaVita, Inc.	4.63%	^	06/01/2030	159,220
125,000	Dealer Tire LLC	8.00%	^	02/01/2028	116,094
95,000	Delta Air Lines, Inc.	7.00%	^	05/01/2025	98,165
365,000	Diamond Sports Group LLC	5.38%	^	08/15/2026	266,421
300,000	DISH DBS Corporation	5.88%		11/15/2024	298,735
230,000	Dun & Bradstreet Corporation	6.88%	^	08/15/2026	244,339
160,000	Dun & Bradstreet Corporation	10.25%	^	02/15/2027	177,970
300,000	EES Finance Corporation	8.13%		05/01/2025	249,343
390,000	Eldorado Resorts, Inc.	6.00%		04/01/2025	407,022
270,000	Eldorado Resorts, Inc.	6.25%	^	07/01/2025	268,569
295,000	Embarq Corporation	8.00%		06/01/2036	331,940
140,000	Encompass Health Corporation	4.50%		02/01/2028	134,513
45,000	Encompass Health Corporation	4.75%		02/01/2030	43,051
150,000	Endeavor Energy Resources LP	6.63%	^	07/15/2025	151,548
540,000	Energizer Holdings, Inc.	7.75%	^	01/15/2027	577,036
215,000	Envision Healthcare Corporation	8.75%	^	10/15/2026	102,890
80,000	EQM Midstream Partners LP	6.50%	^	07/01/2027	82,146
220,000	EQT Corporation	6.13%		02/01/2025	219,617
451,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	437,008
155,000	Extraction Oil & Gas, Inc.	5.63%	^Ω	02/01/2026	30,389
310,000	Flex Acquisition Company, Inc.	6.88%	^	01/15/2025	300,116
130,000	Ford Motor Company	9.00%		04/22/2025	140,806
320,000	Ford Motor Company	7.45%		07/16/2031	338,024
600,000	Ford Motor Credit Company LLC	5.75%		02/01/2021	605,058
600,000	Ford Motor Credit Company LLC	4.25%		09/20/2022	590,376
400,000	Ford Motor Credit Company LLC	4.39%		01/08/2026	379,814
430,000	Foresight Energy LLC	11.50%	^Ω	04/01/2023	1,612
365,000	Front Range BidCo, Inc.	4.00%	^	03/01/2027	347,035
165,000	Front Range BidCo, Inc.	6.13%	^	03/01/2028	160,746
590,000	Frontdoor, Inc.	6.75%	^	08/15/2026	628,975
120,000	Frontier Communications Corporation	8.50%	Ω	04/15/2021	38,364
220,000	Frontier Communications Corporation	7.13%	Ω	01/15/2023	65,862
175,000	Frontier Communications Corporation	8.50%	^	04/01/2026	165,637
175,000	Frontier Communications Corporation	8.00%	^	04/01/2027	177,919
237,000	FTS International, Inc.	6.25%		05/01/2022	78,210
305,000	Gates Global LLC	6.25%	^	01/15/2026	302,584
775,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	808,019
325,000	Global Aircraft Leasing Company (PIK 7.25%)	6.50%	^	09/15/2024	218,562
240,000	Golden Entertainment, Inc.	7.63%	^	04/15/2026	221,512
470,000	Golden Nugget, Inc.	6.75%	^	10/15/2024	338,400
185,000	Golden Nugget, Inc.	8.75%	^	10/01/2025	105,101
200,000	Gray Television, Inc.	5.13%	^	10/15/2024	200,521
225,000	Gray Television, Inc.	7.00%	^	05/15/2027	231,221
305,000	Griffon Corporation	5.75%		03/01/2028	301,950
220,000	GTT Communications, Inc.	7.88%	^	12/31/2024	116,187
400,000	Gulfport Energy Corporation	6.38%		05/15/2025	200,980
374,000	Hess Midstream Operations LP	5.63%	^	02/15/2026	370,922
475,000	Hess Midstream Operations LP	5.13%	^	06/15/2028	457,596
225,000	Hexion, Inc.	7.88%	^	07/15/2027	205,319
425,000	HilCorporationEnergy LP	6.25%	^	11/01/2028	342,575
105,000	Hillman Group, Inc.	6.38%	^	07/15/2022	97,281
230,000	Hill-Rom Holdings, Inc.	4.38%	^	09/15/2027	236,138
15,000	Hilton Domestic Operating Company, Inc.	5.38%	^	05/01/2025	15,009
20,000	Hilton Domestic Operating Company, Inc.	5.75%	^	05/01/2028	20,288
600,000	Horizon Pharma USA, Inc.	5.50%	^	08/01/2027	625,236
585,000	IAA, Inc.	5.50%	^	06/15/2027	606,116
300,000	Icahn Enterprises LP	5.25%		05/15/2027	290,438
55,000	iHeartCommunications, Inc.	8.38%		05/01/2027	50,500
235,000	iHeartCommunications, Inc.	5.25%	^	08/15/2027	225,410
215,000	Illuminate Buyer LLC	9.00%	^	07/01/2028	224,675
205,000	Indigo Natural Resources LLC	6.88%	^	02/15/2026	191,297
335,000	Installed Building Products, Inc.	5.75%	^	02/01/2028	336,193
175,000	IRB Holding Corporation	7.00%	^	06/15/2025	180,359
430,000	IRB Holding Corporation	6.75%	^	02/15/2026	412,181
185,000	Iron Mountain, Inc.	4.88%	^	09/15/2029	180,098
235,000	iStar, Inc.	4.75%		10/01/2024	219,897
125,000	Jaguar Holding Company	5.00%	^	06/15/2028	128,203
95,000	JBS Finance, Inc.	5.88%	^	07/15/2024	96,455
65,000	JBS Finance, Inc.	5.75%	^	06/15/2025	65,975
260,000	JBS Finance, Inc.	6.50%	^	04/15/2029	276,526
165,000	JBS Finance, Inc.	5.50%	^	01/15/2030	169,404
455,000	JELD-WEN, Inc.	4.63%	^	12/15/2025	438,458
560,000	KAR Auction Services, Inc.	5.13%	^	06/01/2025	553,059
292,000	Kraft Heinz Foods Company	3.95%		07/15/2025	312,203
345,000	Kraft Heinz Foods Company	5.00%		07/15/2035	379,882
935,000	Kraft Heinz Foods Company	5.20%		07/15/2045	1,015,079
350,000	Kraton Polymers LLC	7.00%	^	04/15/2025	352,979
335,000	Kratos Defense & Security Solutions, Inc.	6.50%	^	11/30/2025	348,784
350,000	Level 3 Financing, Inc.	4.63%	^	09/15/2027	353,621
165,000	LifePoint Health, Inc.	6.75%	^	04/15/2025	170,775
240,000	LifePoint Health, Inc.	4.38%	^	02/15/2027	227,400
310,000	Lions Gate Capital Holdings LLC	6.38%	^	02/01/2024	303,216
680,000	Live Nation Entertainment, Inc.	5.63%	^	03/15/2026	621,221
130,000	Live Nation Entertainment, Inc.	6.50%	^	05/15/2027	134,144
455,000	LTF Merger Sub, Inc.	8.50%	^	06/15/2023	378,171
285,000	M/I Homes, Inc.	4.95%		02/01/2028	284,109
440,000	Marriott Ownership Resorts, Inc.	6.50%		09/15/2026	444,057
470,000	Masonite International Corporation	5.75%	^	09/15/2026	485,773
120,000	Match Group, Inc.	4.63%	^	06/01/2028	121,863
360,000	Matterhorn Merger Sub LLC	8.50%	^	06/01/2026	336,908
430,000	MGM Growth Properties Operating Partnership LP	5.75%		02/01/2027	441,423
305,000	MGM Resorts International	6.75%		05/01/2025	303,309
335,000	MGM Resorts International	5.75%		06/15/2025	332,281
315,000	Mileage Plus Holdings LLC	6.50%	^	06/20/2027	316,575
95,000	Molina Healthcare, Inc.	4.38%	^	06/15/2028	95,416
290,000	Moss Creek Resources Holdings, Inc.	7.50%	^	01/15/2026	146,032
465,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	434,187
210,000	MPT Operating Partnership LP	5.00%		10/15/2027	216,438
90,000	MSCI, Inc.	3.63%	^	09/01/2030	89,705
225,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	230,583
240,000	Nabors Industries Ltd.	7.25%	^	01/15/2026	148,200
50,000	Nationstar Mortgage Holdings, Inc.	6.00%	^	01/15/2027	47,586
640,000	Navient Corporation	6.50%		06/15/2022	630,800
225,000	Navient Corporation	5.00%		03/15/2027	189,494
365,000	NCL Corporation	3.63%	^	12/15/2024	224,475
120,000	Newell Brands, Inc.	4.88%		06/01/2025	125,899
245,000	Nexstar Broadcasting, Inc.	5.63%	^	07/15/2027	245,620
35,000	NFP Corporation	7.00%	^	05/15/2025	36,903
425,000	NFP Corporation	6.88%	^	07/15/2025	409,158
205,000	NGL Energy Partners LP	7.50%		04/15/2026	156,280
75,000	Nordstrom, Inc.	8.75%	^	05/15/2025	80,777
185,000	Novelis Corporation	4.75%	^	01/30/2030	177,134
590,000	NuStar Logistics LP	6.00%		06/01/2026	579,212
360,000	Oasis Petroleum, Inc.	6.88%	Ω	03/15/2022	60,525
260,000	Oasis Petroleum, Inc.	6.25%	^Ω	05/01/2026	43,720
275,000	Occidental Petroleum Corporation	4.10%		02/01/2021	277,475
300,000	Occidental Petroleum Corporation	2.70%		08/15/2022	279,839
155,000	Occidental Petroleum Corporation	8.00%		07/15/2025	155,969
500,000	Occidental Petroleum Corporation	3.50%		08/15/2029	367,950
70,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	61,855
45,000	Ortho Clinical Diagnostics, Inc.	7.38%	^	06/01/2025	45,816
305,000	Ortho-Clinical Diagnostics Inc.	7.25%	^	02/01/2028	310,789
335,000	Panther BF Aggregator LP	6.25%	^	05/15/2026	346,949
240,000	Panther BF Aggregator LP	8.50%	^	05/15/2027	241,794
595,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	515,481
475,000	Parsley Energy LLC	5.63%	^	10/15/2027	468,975
180,000	PBF Holding LLC	6.00%	^	02/15/2028	149,850
305,000	Peabody Securities Finance Corporation	6.00%	^	03/31/2022	199,203
460,000	Penn National Gaming, Inc.	5.63%	^	01/15/2027	430,762
595,000	Performance Food Group, Inc.	5.50%	^	10/15/2027	575,264
245,000	PetSmart, Inc.	5.88%	^	06/01/2025	246,373
125,000	PG&E Corporation	5.00%		07/01/2028	124,844
275,000	Pilgrim’s Pride Corporation	5.88%	^	09/30/2027	275,692
285,000	Polaris Intermediate Corporation (PIK 9.25%)	8.50%	^	12/01/2022	251,688
350,000	Polaris Intermediate Corporation	9.88%	^	05/01/2024	296,662
105,000	Post Holdings, Inc.	5.50%	^	12/15/2029	108,760
420,000	Post Holdings, Inc.	4.63%	^	04/15/2030	412,923
255,000	Prime Security Services Borrower LLC	6.25%	^	01/15/2028	240,896
315,000	QEP Resources, Inc.	5.25%		05/01/2023	208,884
245,000	QEP Resources, Inc.	5.63%		03/01/2026	156,348
325,000	Radiology Partners, Inc.	9.25%	^	02/01/2028	307,125
120,000	Realogy Group LLC	7.63%	^	06/15/2025	120,000
520,000	Resideo Funding, Inc.	6.13%	^	11/01/2026	509,941
215,000	Riverbed Technology, Inc.	8.88%	^	03/01/2023	131,688
95,000	Sabre Global, Inc.	9.25%	^	04/15/2025	100,522
360,000	Schweitzer-Mauduit International, Inc.	6.88%	^	10/01/2026	369,382
410,000	Scientific Games International, Inc.	5.00%	^	10/15/2025	379,980
175,000	Scientific Games International, Inc.	8.25%	^	03/15/2026	155,611
335,000	Scotts Miracle-Gro Company	4.50%		10/15/2029	345,688
240,000	Scripps Escrow, Inc.	5.88%	^	07/15/2027	227,806
685,000	Select Medical Corporation	6.25%	^	08/15/2026	694,028
425,000	Silgan Holdings, Inc.	4.13%	^	02/01/2028	422,344
260,000	Sirius XM Radio, Inc.	5.50%	^	07/01/2029	275,608
135,000	Sirius XM Radio, Inc.	4.13%	^	07/01/2030	133,678
525,000	Six Flags Entertainment Corporation	4.88%	^	07/31/2024	470,862
175,000	Six Flags Theme Parks, Inc.	7.00%	^	07/01/2025	181,672
285,000	Spectrum Brands, Inc.	5.00%	^	10/01/2029	282,452
210,000	Springleaf Finance Corporation	6.88%		03/15/2025	215,933
60,000	Springleaf Finance Corporation	7.13%		03/15/2026	62,175
95,000	Springleaf Finance Corporation	6.63%		01/15/2028	94,211
245,000	Staples, Inc.	7.50%	^	04/15/2026	193,029
115,000	Staples, Inc.	10.75%	^	04/15/2027	70,404
480,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	407,191
430,000	Sunoco LP	5.50%		02/15/2026	418,631
230,000	Sunoco LP	6.00%		04/15/2027	228,224
250,000	Talen Energy Supply LLC	6.63%	^	01/15/2028	245,421
395,000	Targa Resources Partners Finance Corporation	5.88%		04/15/2026	391,974
180,000	Targa Resources Partners Finance Corporation	6.50%		07/15/2027	180,900
459,000	Tempo Acquisition LLC	6.75%	^	06/01/2025	466,167
395,000	Tenet Healthcare Corporation	7.00%		08/01/2025	388,165
410,000	Tenet Healthcare Corporation	4.88%	^	01/01/2026	402,202
435,000	Tenet Healthcare Corporation	6.25%	^	02/01/2027	433,095
175,000	Tenet Healthcare Corporation	5.13%	^	11/01/2027	173,180
125,000	Terrier Media Buyer, Inc.	8.88%	^	12/15/2027	120,156
365,000	The William Carter Company	5.63%	^	03/15/2027	377,010
70,000	TransDigm, Inc.	8.00%	^	12/15/2025	73,876
610,000	TransDigm, Inc.	6.25%	^	03/15/2026	610,671
305,000	TransDigm, Inc.	6.38%		06/15/2026	279,307
285,000	TransDigm, Inc.	5.50%		11/15/2027	249,579
435,000	Transocean Poseidon Ltd.	6.88%	^	02/01/2027	376,275
292,500	Transocean Proteus Ltd.	6.25%	^	12/01/2024	270,563
245,000	Transocean, Inc.	8.00%	^	02/01/2027	138,731
305,000	Trident TPI Holdings, Inc.	6.63%	^	11/01/2025	290,862
120,000	Triumph Group, Inc.	6.25%	^	09/15/2024	102,238
205,000	Triumph Group, Inc.	7.75%		08/15/2025	155,031
535,000	Twin River Worldwide Holdings, Inc.	6.75%	^	06/01/2027	510,155
295,000	Uber Technologies, Inc.	8.00%	^	11/01/2026	300,605
160,000	Uber Technologies, Inc.	7.50%	^	09/15/2027	160,367
285,000	United Rentals North America, Inc.	6.50%		12/15/2026	299,792
85,000	United Rentals North America, Inc.	5.25%		01/15/2030	87,959
175,000	Univision Communications, Inc.	5.13%	^	05/15/2023	177,132
225,000	Univision Communications, Inc.	6.63%	^	06/01/2027	215,719
25,000	US Foods, Inc.	6.25%	^	04/15/2025	25,547
465,000	USA Compression Partners LP	6.88%		09/01/2027	442,443
538,000	Verscend Escrow Corporation	9.75%	^	08/15/2026	581,215
250,000	Vertical Newco, Inc.	5.25%	^	07/15/2027	250,000
225,000	ViaSat, Inc.	6.50%	^	07/15/2028	225,610
85,000	Viking Cruises Ltd.	13.00%	^	05/15/2025	90,047
605,000	Viking Cruises Ltd.	5.88%	^	09/15/2027	361,599
140,000	Vine Oil & Gas Finance Corporation	8.75%	^	04/15/2023	85,400
300,000	Viper Energy Partners LP	5.38%	^	11/01/2027	294,783
285,000	Vizient, Inc.	6.25%	^	05/15/2027	299,552
430,000	Wand Merger Corporation	8.13%	^	07/15/2023	442,386
295,000	Waste Pro, Inc.	5.50%	^	02/15/2026	282,432
14,000	Weatherford International Ltd.	11.00%	^	12/01/2024	9,800
395,000	West Street Merger Sub, Inc.	6.38%	^	09/01/2025	383,393
280,000	Western Midstream Operating LP	3.10%		02/01/2025	265,938
290,000	Western Midstream Operating LP	4.05%		02/01/2030	280,205
165,000	WeWork Cos, Inc.	7.88%	^	05/01/2025	80,539
560,000	Whiting Petroleum Corporation	6.63%	Ω	01/15/2026	100,394
215,000	Wolverine Escrow LLC	9.00%	^	11/15/2026	141,900
335,000	WPX Energy, Inc.	5.25%		10/15/2027	313,519
200,000	WPX Energy, Inc.	5.88%		06/15/2028	192,000
155,000	WPX Energy, Inc.	4.50%		01/15/2030	137,261
120,000	Yum! Brands, Inc.	7.75%	^	04/01/2025	129,675
285,000	Yum! Brands, Inc.	4.75%	^	01/15/2030	290,049

Total US Corporate Bonds (Cost $82,339,149)					77,157,493

US Government and Agency Mortgage Backed Obligations - 0.8%
6,021,991	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.44%	#I/O	03/25/2023	164,846
7,100,000	Federal Home Loan Mortgage Corporation, Series 2020-DNA2-B1 (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.68%	^	02/25/2050	5,883,300
1,954,526	Federal Home Loan Mortgage Corporation, Series 3926-HS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.27%	I/F I/O	09/15/2041	383,830
357,369	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	367,835
519,435	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	549,621
613,237	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	621,062
88,191,584	Government National Mortgage Association, Series 2013-155-IB	0.20%	#I/O	09/16/2053	901,777

Total US Government and Agency Mortgage Backed Obligations (Cost $11,317,187)					8,872,271

Affiliated Mutual Funds - 8.5%
9,065,491	DoubleLine Global Bond Fund (Class I)				94,462,420

Total Affiliated Mutual Funds (Cost $92,851,810)					94,462,420

Common Stocks - 0.0%
5,568	Frontera Energy Corporation				13,849
5,789	Tapstone Energy Holdings III LLC* Þ				920
1,977	Weatherford International PLC*				3,895

Total Common Stocks (Cost $631,864)					18,664

Warrants - 0.0%
29,269	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00* Þ				-

Total Warrants (Cost $–)					-

Short Term Investments - 3.6%
13,338,896	First American Government Obligations Fund - Class U	0.11%	♦		13,338,896
13,338,896	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.15%	♦		13,338,896
13,338,896	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.05%	♦		13,338,896

Total Short Term Investments (Cost $40,016,688)					40,016,688

Total Investments - 99.9% (Cost $1,189,570,821)					1,108,366,036
Other Assets in Excess of Liabilities - 0.1%					1,440,133

NET ASSETS - 100.0%					$1,109,806,169

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2020.

P/O	Principal only security

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2020.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2020.

Þ	Value determined using significant unobservable inputs.

†	Perpetual Maturity

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

I/O	Interest only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

♦	Seven-day yield as of June 30, 2020

*	Non-income producing security

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

Δ

This mortgage-backed bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of June 30, 2020.

BRL	Brazilian Real

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	24.2%
Collateralized Loan Obligations	18.8%
Non-Agency Commercial Mortgage Backed Obligations	13.0%
Foreign Corporate Bonds	12.5%
Affiliated Mutual Funds	8.5%
US Corporate Bonds	7.0%
Bank Loans	5.0%
Asset Backed Obligations	4.8%
Short Term Investments	3.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.7%
US Government and Agency Mortgage Backed Obligations	0.8%
Common Stocks	0.0%	~
Warrants	0.0%	~
Other Assets and Liabilities	0.1%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	24.2%
Collateralized Loan Obligations	18.8%
Non-Agency Commercial Mortgage Backed Obligations	13.0%
Affiliated Mutual Funds	8.5%
Asset Backed Obligations	4.8%
Short Term Investments	3.6%
Banking	3.3%
Energy	2.9%
Utilities	2.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.9%
Healthcare	1.3%
Finance	1.2%
Media	1.0%
Transportation	0.9%
Telecommunications	0.9%
US Government and Agency Mortgage Backed Obligations	0.8%
Chemicals/Plastics	0.8%
Electronics/Electric	0.7%
Hotels/Motels/Inns and Casinos	0.7%
Business Equipment and Services	0.6%
Food Products	0.6%
Automotive	0.6%
Technology	0.6%
Building and Development (including Steel/Metals)	0.6%
Retailers (other than Food/Drug)	0.5%
Leisure	0.5%
Mining	0.5%
Pharmaceuticals	0.4%
Food Service	0.4%
Aerospace & Defense	0.4%
Insurance	0.3%
Construction	0.3%
Chemical Products	0.3%
Commercial Services	0.3%
Real Estate	0.3%
Containers and Glass Products	0.2%
Consumer Products	0.2%
Environmental Control	0.2%
Diversified Manufacturing	0.1%
Pulp & Paper	0.1%
Financial Intermediaries	0.1%
Conglomerates	0.1%
Food/Drug Retailers	0.1%
Cosmetics/Toiletries	0.1%
Industrial Equipment	0.0%	~
Beverage and Tobacco	0.0%	~
Other Assets and Liabilities	0.1%

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Flexible Income Fund’s investments in affiliated mutual funds for the period ended June 30, 2020 is as follows:

Fund	Value at March 31, 2020	Gross Purchases	Gross Sales	Shares Held at June 30, 2020	Value at June 30, 2020	Change in Unrealized for the Period Ended June 30, 2020	Dividend Income Earned in the Period Ended June 30, 2020	Net Realized Gain (Loss) in the Period Ended June 30, 2020
DoubleLine Global Bond Fund (Class I)	$105,830,380	$-	$(13,200,000)	9,065,491	$94,462,420	$2,198,273	$-	$(366,233)

	$105,830,380	$-	$(13,200,000)	9,065,491	$94,462,420	$2,198,273	$-	$(366,233)

Notes to Schedule of Investments June 30, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,489,515,991	$120,453,885	$22,191,852	$7,966,062	$138,276,028	$3,541,156

Affiliated Mutual Funds	42,714,545	1,403,304,348	—	8,931,483	48,850,000	—

Common Stocks	—	356,103	568,273	—	222,161	—

Total Level 1	1,532,230,536	1,524,114,336	22,760,125	16,897,545	187,348,189	3,541,156

Level 2

US Government and Agency Mortgage Backed Obligations	22,619,405,053	1,977,245,034	—	5,958,817	425,545,449	—

Non-Agency Residential Collateralized Mortgage Obligations	13,409,517,836	1,114,263,409	—	9,571,657	1,245,096,457	—

US Government and Agency Obligations	4,848,804,319	2,364,451,561	—	—	530,599,317	—

Non-Agency Commercial Mortgage Backed Obligations	3,817,766,809	680,936,278	—	—	1,084,866,829	—

Collateralized Loan Obligations	2,095,869,269	322,122,996	—	—	1,006,851,478	—

Asset Backed Obligations	1,851,920,627	295,409,862	—	—	527,911,385	—

US Corporate Bonds	—	1,668,766,572	—	—	376,427,398	17,571,158

Foreign Corporate Bonds	—	1,108,292,936	708,335,334	—	992,936,934	690,886

Bank Loans	—	405,625,631	—	—	169,442,575	156,609,596

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	113,805,591	120,107,448	—	106,852,917	—

Other Short Term Investments	—	47,171,035	—	3,996,024	—	—

Municipal Bonds	—	11,638,842	—	—	—	—

Total Level 2	48,643,283,913	10,109,729,747	828,442,782	19,526,498	6,466,530,739	174,871,640

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	288,656,189	36,057,255	—	868,413	—	—

Collateralized Loan Obligations	948,717	—	—	66,359	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	2,564,078	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Bank Loans	—	18,726	—	—	—	—

Common Stocks	—	3,870	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	289,604,906	38,694,931	82,503	934,772	—	—

Total	$50,465,119,355	$11,672,539,014	$851,285,410	$37,358,815	$6,653,878,928	$178,412,796

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$41,891	$—	$—

Total Level 1	—	—	—	41,891	—	—

Level 2

Excess Return Swaps	—	—	—	49,241	—	—

Total Level 2	—	—	—	49,241	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$91,132	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Affiliated Mutual Funds	$199,353,133	$94,462,420	$—	$—	$—	$—

Money Market Funds	338,269,745	40,016,688	3,293,079	6,363,193	6,793,620	49,153,584

Common Stocks	—	17,744	52,844	—	—	—

Total Level 1	537,622,878	134,496,852	3,345,923	6,363,193	6,793,620	49,153,584

Level 2

US Government and Agency Obligations	1,296,966,681	—	—	32,354,763	—	289,405,589

Collateralized Loan Obligations	882,149,921	208,721,249	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	855,123,170	246,006,305	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	785,237,112	143,961,193	—	—	—	—

Foreign Corporate Bonds	597,404,122	138,811,618	184,753,091	—	—	—

US Government and Agency Mortgage Backed Obligations	470,065,006	8,872,271	—	68,002,478	—	—

Asset Backed Obligations	438,285,540	52,928,678	—	—	—	—

US Corporate Bonds	359,886,160	77,157,493	—	—	—	—

Bank Loans	273,212,579	55,716,499	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	37,647,703	19,288,154	35,279,308	—	—	758,585,354

Other Short Term Investments	—	—	—	—	123,413,632	23,665,726

Total Level 2	5,995,977,994	951,463,460	220,032,399	100,357,241	123,413,632	1,071,656,669

Level 3

Non-Agency Commercial Mortgage Backed Obligations	1,675,301	352,836	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	21,910,483	—	—	—	—

Collateralized Loan Obligations	—	135,531	—	—	—	—

Bank Loans	—	4,454	—	—	—	—

Common Stocks	—	920	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	1,676,799	22,405,724	4,494	—	—	—

Total	$6,535,277,671	$1,108,366,036	$223,382,816	$106,720,434	$130,207,252	$1,120,810,253

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$341,345	$—	$—

Total Level 1	—	—	—	341,345	—	—

Level 2

Excess Return Swaps	117,405,100	—	—	—	1,841,820	—

Total Level 2	117,405,100	—	—	—	1,841,820	—

Level 3	—	—	—	—	—	—

Total	$117,405,100	$—	$—	$341,345	$1,841,820	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$20,435,389	$968,143	$3,134,922	$1,672,566	$234,404	$4,729,154

Affiliated Mutual Funds	—	—	2,532,123	—	—	—

Total Level 1	20,435,389	968,143	5,667,045	1,672,566	234,404	4,729,154

Level 2

US Corporate Bonds	250,451,877	93,083,945	3,077,617	8,185,156	—	—

Asset Backed Obligations	228,895,724	—	1,176,080	4,522,553	—	8,775,262

Foreign Corporate Bonds	69,202,939	49,372,393	3,352,430	8,163,390	547,526	—

Commercial Paper	—	84,007,176	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	11,246,706	4,230,784	9,988,681	—	—

US Government and Agency Obligations	—	—	7,572,226	23,003,657	—	12,480,074

Collateralized Loan Obligations	—	—	6,562,200	15,893,014	—	11,567,862

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,892,166	14,198,479	—	19,546,740

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,662,497	13,685,141	—	24,251,638

Other Short Term Investments	—	—	1,798,882	9,999,081	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	515,878	1,201,047	8,435,278	—

Bank Loans	—	—	—	5,032,256	—	—

Total Level 2	548,550,540	237,710,220	39,840,760	113,872,455	8,982,804	76,621,576

Level 3

Foreign Corporate Bonds	2,696,047	—	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	907,593

Total Level 3	2,696,047	—	—	—	—	907,593

Total	$571,681,976	$238,678,363	$45,507,805	$115,545,021	$9,217,208	$82,258,323

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(272,652)	—	—	—

Excess Return Swaps	—	—	(1,131,684)	(6,969,395)	—	—

Total Level 2	—	—	(1,404,336)	(6,969,395)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$(1,404,336)	$(6,969,395)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(25,964)	$(1,973)	$-	$-	$-	$-	$868,413	$(25,964)
Collateralized Loan Obligations	72,621	-	(6,262)	-	-	-	-	-	66,359	(6,262)

Total	$968,971	$-	$(32,226)	$(1,973)	$-	$-	$-	$-	$934,772	$(32,226)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,413	Market Comparables	Market Quotes	$95.43 ($95.43)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$66,359	Market Comparables	Market Quotes	$6.64 ($6.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(25,254)	$1,391,945	$25,411	$378	$-	$-	$-	$21,910,483	$1,386,983
Non-Agency Commercial Mortgage Backed Obgligations	444,116	-	(91,280)	-	-	-	-	-	352,836	(91,280)
Collateralized Loan Obligations	180,404	-	(49,638)	471	4,294	-	-	-	135,531	(48,535)
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-
Bank Loans	-	-	1,730	29	2,695	-	-	-	4,454	-
Common Stocks	-	-	-	-	920	-	-	-	920	-

Total	$21,144,023	$(25,254)	$1,252,757	$25,911	$8,287	$-	$-	$-	$22,405,724	$1,247,168

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$21,910,483	Market Comparables	Market Quotes	$86.32 - $95.43 ($91.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$352,836	Market Comparables	Yields	15.00% (15.00%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$135,531	Market Comparables	Market Quotes	$53.30 ($53.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$4,454	Enterprise Value	Recovery Value	$100.00 ($100.00)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.
Common Stocks	$920	Enterprise Value	Recovery Value	$0.16 ($0.16)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

Total	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,696,047	Market Comparables	Market Quotes	$110.88 ($110.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	(170,041)

Total	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	$(170,041)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$907,593	Market Comparables	Yields	14.00% (14.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.